Annual Total Returns - FidelityFreedomBlendFunds-AMCIZComboPRO - FidelityFreedomBlendFunds-AMCIZComboPRO - Fidelity Freedom Blend 2045 Fund	Sep. 08, 2023
Bar Chart Table:
Annual Return, Inception Date	Aug. 31, 2018
Fidelity Advisor Freedom Blend 2045 Fund - Class A
Bar Chart Table:
Annual Return 2019	26.22%
Annual Return 2020	17.39%
Annual Return 2021	15.95%
Annual Return 2022	(19.23%)